Debt - Repayments of Long-term Debt (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 16, 2012
Debt Instrument [Line Items]
Repayment of long-term debt			$ 480,003	$ 41,345	$ 296,400
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Repayment of long-term debt	$ 153,000	$ 41,100	$ 153,003	41,145	0
Senior Unsecured Notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Stated interest rate			0.875%
Repayment of long-term debt			$ 0	200	296,400
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Stated interest rate			3.75%			3.75%
Repayment of long-term debt			$ 300,000	0	0
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Stated interest rate			3.90%			3.90%
Repayment of long-term debt			$ 27,000	$ 0	$ 0